As filed with the Securities and Exchange Commission on October 24, 2025.
No. 333-61001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No.	☐

Invesco QQQ TrustSM, Series 1
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on November 23, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 34 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco QQQ TrustSM, Series 1 (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating November 23, 2025 as the new effective date for Post-Effective Amendment No. 33 to the Trust’s Registration Statement, which was filed on August 26, 2025 pursuant to Rule 485(a) under the Securities Act.
This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 33 to the Trust's Registration Statement, which was filed on August 26, 2025.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 24th day of October, 2025.
Invesco QQQ TrustSM, Series 1
By:	Invesco Capital Management LLC (Sponsor)

By:	/s/ Brian Hartigan
Brian Hartigan
Title:	Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Invesco Capital Management LLC
SIGNATURE	TITLE	DATE
*/s/ Terry Vacheron	Chief Financial Officer	October 24, 2025
Terry Vacheron
/s/ Kelli Gallegos	Principal Financial and Accounting Officer – Pooled Investments	October 24, 2025
Kelli Gallegos
*/s/ Melanie Ringold	Managing Director	October 24, 2025
Melanie Ringold
*/s/ Jordan Krugman	Managing Director	October 24, 2025
Jordan Krugman
/s/ Brian Hartigan	Managing Director	October 24, 2025
Brian Hartigan
*
Brian Hartigan signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No. 33 to the Trust's Registration Statement and incorporated by reference herein.